Investment Strategy - YieldMax(R) Quantum Portfolio Option Income ETF	Oct. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks (i) to generate cash distributions, and (ii) capital appreciation. The Fund’s strategy involves: (1) an “Equity Strategy” (described below) comprised of a portfolio of U.S.-listed equity securities of Quantum Companies and/or the shares of one or more Quantum ETFs (each Quantum Company and Quantum ETF is an “Underlying Security” and collectively, the “Underlying Securities”) and (2) the use of options strategies designed to generate premiums (the “Options Strategies”), which involve using options contracts on one or more of the Underlying Securities (described below). The Fund will also maintain a minor allocation to cash, money market funds or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Adviser selects the Quantum Companies in which the Fund will invest, if any. Quantum Companies are companies that are engaged in the development, commercialization, or application of quantum computing and quantum technologies (each, a "Quantum Company"). The Adviser identifies Quantum Companies using a proprietary classification framework referred to as the Quantum Industry Classification System ("QICS"). Under this framework, companies are evaluated based on their primary business activities, estimated economic exposure to quantum technologies, and the extent to which quantum technologies represent a material component of the company's business operations and expected future growth.

The Fund generally invests in companies classified within one or more of the following QICS categories:

●	Quantum Hardware Pure Plays – companies primarily engaged in designing, developing, manufacturing, or commercializing quantum computing hardware, processors, and related systems.

●	Quantum Platforms & Full-Stack Systems – companies providing integrated quantum computing platforms, including hardware, software, middleware, cloud access, developer tools, and quantum applications.

●	Quantum Software & Algorithms – companies focused primarily on quantum software infrastructure, compilers, algorithms, optimization, simulation, and application development.

●	Quantum Security & Post-Quantum Cryptography – companies principally engaged in quantum-safe cybersecurity, post-quantum cryptography, quantum random number generation, quantum key distribution, and related security technologies.

The Adviser generally expects each portfolio company to derive a majority of its current revenues, or to have a substantial portion of its business activities and economic exposure, from quantum computing or quantum technology-related products or services. In evaluating potential investments, the Adviser considers factors including revenue exposure, business focus, technological leadership, commercial adoption, competitive positioning, intellectual property, and long-term growth prospects within the quantum technology industry.

In addition to or as an alternative to investing in Quantum Companies, the Adviser may select one or more Quantum ETFs in which the Fund will invest. A “Quantum ETF” is a U.S.-listed ETF that seeks to track the performance of a portfolio or index primarily comprised of Quantum Companies.

The Adviser may add, remove, or replace one or more Underlying Securities as companies and/or ETFs enter or exit the quantum technology industry, experience material changes in their portfolios or business operations, or if such Underlying Security no longer satisfies the Adviser's eligibility criteria.

To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential Underlying Security’s shares or common stock, as applicable, and the liquidity of its options contracts. The Fund may invest in one or more Underlying Securities of any asset or market capitalization size, as applicable. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting any Underlying Security for investment and will monitor for these factors when determining whether to select any new Underlying Security or remove any existing Underlying Security from the portfolio.

Quantum Companies may include companies from foreign countries, including emerging markets. Quantum Companies may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the same industry or groups of industries as those of Quantum Companies and/or Quantum ETFs, which subjects the Fund to specific industry-related risks.

The Fund’s equity portfolio will generally be comprised of one or more Quantum ETFs and/or between five and thirty Quantum Companies, although the number of such companies may change over time. Dividends, if any, paid by the Fund’s equity portfolio holdings will contribute to the Fund’s income generation. In addition, the Fund’s equity portfolio may provide capital appreciation. The Fund’s strategy may result in high portfolio turnover on an annual basis.

The Fund will invest in Underlying Securities directly or indirectly. The Fund may invest in Underlying Securities “synthetically,” or via swaps, for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities. The Fund may also invest directly or indirectly (i.e., synthetically or via swaps as described above) in Quantum ETFs (described above), including, but not limited to, the Defiance Quantum ETF (Nasdaq: QTUM).

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a weekly basis, the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid).  Receipt of an option premium does not always represent income depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for any of the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. The Fund’s options strategies are applied consistently, regardless of whether the Underlying Securities are held directly or indirectly through synthetic exposure.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Fund” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Additional Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Quantum Companies and/or Quantum ETFs and in options contracts on Quantum Companies and/or Quantum ETFs. For purposes of the foregoing, the Fund defines a “Quantum Company” as a company that generates at least 50% of its revenue, or that has a substantial portion of its business activities and economic exposure, from quantum computing or quantum technology-related products or services, and a “Quantum ETF” as a U.S.-listed ETF that seeks to track the performance of a portfolio or index primarily comprised of Quantum Companies.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Quantum Companies and/or Quantum ETFs and in options contracts on Quantum Companies and/or Quantum ETFs.